DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information as per geographical area (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographic information
Sales revenues	$ 2,059,101	$ 2,270,728	$ 2,581,043
Accounting balance	2,128,069	1,461,091	1,619,141
Services rendered in Argentina
Geographic information
CAPEX	448,920	356,784	476,746
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	4,685,453	4,818,873	5,909,460
Accounting balance	2,072,486	1,423,516	1,573,539
Other abroad segments
Geographic information
Sales revenues	80,246	36,528	26,215
CAPEX	34,278	36,425	42,202
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	252,467	180,124	203,866
Accounting balance	55,583	37,575	45,603
Argentina
Geographic information
Sales revenues	1,921,148	2,118,721	2,394,743
Foreign Countries
Geographic information
Sales revenues	$ 137,953	$ 152,007	$ 186,300